UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21934

RiverNorth Funds
(Exact name of registrant as specified in charter)

325 N. LaSalle Street, Suite 645, Chicago, IL                     60654
(Address of principal executive offices)              (Zip code)

Patrick W. Galley
325 N. LaSalle Street
Suite 645
Chicago, IL  60654
(Name and address of agent for service)

Registrant's telephone number, including area code:    312-832-1440

Date of fiscal year end:        09/30

Date of reporting period:    06/30/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

RIVERNORTH CORE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED)

Shares/Description/Percentage of Net Assets		Fair Value

CLOSED-END FUNDS - 65.82%
459,260	ACM Income Fund, Inc.	$3,738,376
79,198	Advent Claymore Convertible Securities and Income Fund	1,247,368
63,600	Blackrock Credit Allocation Income Trust	760,656
630,188	Boulder Growth & Income Fund, Inc. (a)	3,484,940
292,833	Boulder Total Return Fund, Inc. (a)	3,947,389
102,252	Calamos Global Dynamic Income Fund	694,291
574,243	Calamos Strategic Total Return Fund	4,421,671
76,441	Central Europe and Russia Fund, Inc. / The	2,410,185
101,544	China Fund, Inc.	2,655,376
19,024	Claymore Dividend & Income Fund	227,527
457,187	Clough Global Equity Fund	5,609,684
909,332	Clough Global Opportunities Fund	10,366,385
614,458	DWS Dreman Value Income Edge Fund	7,527,111
107,485	DWS Enhanced Commodity Strategy Fund, Inc.	885,676
155,418	Eaton Vance Senior Income Trust	1,030,421
685,669	First Trust/Four Corners Senior Floating Rate Income Fund II	8,570,862
206,091	Franklin Templeton Limited Duration Income Trust	2,520,493
468,954	Gabelli Dividend & Income Trust	5,627,448
166,980	General American Investors Company, Inc.	3,573,372
630,448	H&Q Life Sciences Investors	5,535,333
209,144	Highland Credit Strategies Fund	1,491,197
367,829	ING Prime Rate Trust	2,023,060
125,120	Invesco Dynamic Credit Opportunities Fund	1,427,619
826,530	Invesco Senior Income Trust	3,628,467
19,878	John Hancock Bank and Thrift Opportunity Fund	285,051
4,012,324	Liberty All-Star Equity Fund	15,969,050
847,025	LMP Capital and Income Fund, Inc.	8,122,970
133,581	LMP Corporate Loan Fund, Inc.	1,484,085
245,037	Macquarie Global Infrastructure Total Return Fund, Inc.	3,222,237
307,314	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	4,502,150
29,997	NASDAQ Premium Income & Growth Fund, Inc.	357,864
1,474,932	NFJ Dividend, Interest & Premium Strategy Fund	20,368,811
397,782	Nuveen Floating Rate Income Fund	4,300,023
9,748	Nuveen Multi-Currency Short-Term Government Income Fund	131,306
950,451	Nuveen Multi-Strategy Income and Growth Fund	6,976,310
1,668,704	Nuveen Multi-Strategy Income and Growth Fund 2	12,982,517
265,394	PIMCO Income Opportunity Fund	6,576,463
429,231	PIMCO Income Strategy Fund II	4,249,387
1,810,865	Royce Value Trust, Inc. (a)	19,140,843
18,333	Source Capital, Inc.	770,353
604,243	SunAmerica Focused Alpha Growth Fund, Inc.	8,096,856
1,191,858	TCW Strategic Income Fund, Inc.	5,720,918
161,881	Templeton Emerging Markets Fund	2,773,022
504,464	Tri-Continental Corp.	5,483,524
262,585	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	3,232,421
142,000	Western Asset Global Corporate Defined Opportunity Fund, Inc.	2,483,580

TOTAL FOR CLOSED-END FUNDS (Cost $194,096,248)		220,634,648

MUTUAL FUNDS - 6.28%
533,820	Calamos Convertible Fund - Class A	9,656,812
1,106,501	Eaton Vance Floating-Rate Advantage Fund	11,385,899

TOTAL FOR MUTUAL FUNDS (Cost $15,404,825)		21,042,711

*See accompanying notes which are an integral part of these financial statements.

RIVERNORTH CORE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS - continued
JUNE 30, 2010 (UNAUDITED)

Shares/Description/Percentage of Net Assets		Fair Value

EXCHANGE-TRADED FUNDS - 18.22%
54,100	iShares Barclays US Treasury Inflation Protected Securities Fund	$5,783,831
50,000	iShares MSCI EAFE Index Fund	2,325,500
176,839	iShares MSCI Emerging Markets Index	6,599,632
60,537	iShares Russell 1000 Growth Index Fund	2,774,411
172,153	iShares S&P 100 Index Fund	8,068,811
227,568	PowerShares FTSE RAFI US 1000 Portfolio	10,356,620
160,455	Proshares UltraShort 20+ Year Treasury (a)	5,692,943
118,563	Rydex Russell Top 50 ETF	8,910,009
111,000	SPDR Barclays Capital Convertible Bond ETF	4,002,660
242,793	UltraShort Russell 2000 Proshares (a)	5,623,086
25,000	Vanguard Emerging Markets ETF	949,750

TOTAL FOR EXCHANGE-TRADED FUNDS (Cost $60,244,600)		61,087,253

HOLDING & INVESTMENT MANAGEMENT COMPANIES - 0.32%
12,100	Affiliated Managers Group, Inc. (a)	735,317
11,736	Legg Mason, Inc.	328,960

TOTAL FOR HOLDING & INVESTMENT MANAGEMENT COMPANIES (Cost $1,272,030)		1,064,277

PREFERRED STOCKS - 1.12%
40,000	Gabelli Global Deal Fund - Series A, 8.500%	2,130,000
64,103	General American Investors Company, Inc. - Series B, 5.950%	1,607,062

TOTAL FOR PREFERRED STOCKS (Cost $3,513,448)		3,737,062

SHORT-TERM INVESTMENTS - 7.96%
26,691,200	Fidelity Institutional Money Market Portfolio - Class I, 0.29% (b)	26,691,200

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $26,691,200)		26,691,200

TOTAL INVESTMENTS (Cost $301,222,351) - 99.72%		$334,257,151

OTHER ASSETS LESS LIABILITIES - 0.28%		931,238

NET ASSETS - 100.00%		$335,188,389

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at June 30, 2010.

Tax Related, excluding swaps
Unrealized appreciation	$ 41,037,826
Unrealized (depreciation)	(8,003,026)
Net unrealized appreciation	$ 33,034,800

Aggregate cost of securities for income tax purposes	$ 301,222,351

*See accompanying notes which are an integral part of these financial statements.

RIVERNORTH CORE OPPORTUNITY FUND

TOTAL RETURN SWAPS
JUNE 30, 2010 (UNAUDITED)
Unrealized
	Notional	Termination	Appreciation
	Amount	Date	(Depreciation)

ReFlow Fund, LLC	$ 10,000,000	8/27/2010	$-

*See accompanying notes which are an integral part of these financial statements.

RIVERNORTH CORE OPPORTUNITY FUND

RELATED NOTES TO THE SCHEDULE OF INVESTMENTS
JUNE 30, 2010  (UNAUDITED)

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an  inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including closed-end funds, exchange-traded funds, holding and investment management companies and preferred stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.

RIVERNORTH CORE OPPORTUNITY FUND

RELATED NOTES TO THE SCHEDULE OF INVESTMENTS - continued
JUNE 30, 2010  (UNAUDITED)

A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as     Level 3 securities. The Adviser used inputs such as pricing of similar securities and market movements of the underlying common stock to fair value reverse convertible bonds.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s assets as of June 30, 2010:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Closed-End Funds	$220,634,648	$-	$-	$220,634,648

Mutual Funds	21,042,711	-	-	21,042,711

Exchange-Traded Funds	61,087,253	-	-	61,087,253

Holding & Investment Management Companies	1,064,277	-	-	1,064,277

Preferred Stocks	3,737,062	-	-	3,737,062

Short-Term Investments	26,691,200	-	-	26,691,200

Total	$334,257,151	$-	$-	$334,257,151

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

RIVERNORTH CORE OPPORTUNITY FUND

RELATED NOTES TO THE SCHEDULE OF INVESTMENTS - continued
JUNE 30, 2010  (UNAUDITED)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Derivative Transactions – The Fund may enter into total return swaps.  Total return swaps are agreements that provide the Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate.  The difference in the value of these income streams is recorded daily by the Fund, and is settled in cash at the end of each month.  The fee paid by the Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate.  In addition, if the underlying asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty.  Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser.  The Fund may use its own net asset value as the underlying asset in a total return swap.  This strategy serves to reduce cash drag (the impact of cash on the Fund’s overall return) by replacing it with the impact of market exposure based upon the Fund’s own investment holdings.  The Fund records fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses.  Net amounts received or paid on the swap contracts are recorded as realized gains or losses.  Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts.  Risks may exceed amounts recognized on the statement of assets and liabilities. The Fund values the total return swaps in which it enters based on a formula of the underlying asset’s nightly value, USD-LIBOR-BBA and an annual fee or various agreed upon inputs. These securities will be categorized as Level 2 securities. The Fund has an agreement with ReFlow Fund, LLC to receive the total return of the Fund, based on its daily change in NAV less USD-LIBOR-BBA plus an annualized spread of 1.95%.  The agreement terminates on August 27, 2010.

During the period ended June 30, 2010, the Fund invested in total return swaps.  The total return swaps can be found on the balance sheet under receivable/payable for open swap agreements. At June 30, 2010, the payable for open swap agreements was $218,062 and the accumulated undistributed realized gain (loss) was $1,204,427.  For the reporting period ended June 30, 2010, the net realized loss on swaps was $218,062.

The swap is settled and reset monthly.  In accordance with the swap contract, the Fund has the ability to adjust the notional amount on a daily basis.  The activity of the swap is summarized below:

Notional Value
Beginning of period	$13,000,000
Increases	20,000,000
Decreases	(23,000,000)
End of period	$10,000,000

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the  registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing  date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in  filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant         RiverNorth Funds

By
/s/ Patrick W. Galley
Patrick W. Galley, President
Date  8/30/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ Patrick W. Galley
Patrick W. Galley, President
Date  8/30/2010

By
/s/ Jonathan M. Mohrhardt
Jonathan M. Mohrhardt, Treasurer

Date  8/30/2010